UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	March 22, 2012 to April 21, 2012

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01

GE Capital Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Capital Retail Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No_____

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by GE Capital Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period March 22, 2012 through April 21, 2012. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2012. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

Item 3. Sales of Securities and Use of Proceeds

On April 18, 2012, GE Capital Credit Card Master Note Trust (the “Trust”) issued $400,000,000 of Series 2012-3 Class A Asset Backed Notes (the “Class A Notes”), $57,704,918 of Series 2012-3 Class B Asset Backed Notes (the “Class B Notes”) and $38,032,786 of Series 2012-3 Class C Asset Backed Notes (the “Class C Notes”), described in a Prospectus Supplement dated April 11, 2012 to a Prospectus dated April 9, 2012.  The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2012-3 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on April 19, 2012.

Item 8 Other Information.

Trust Performance
	Apr-12	Mar-12	Feb-12	3-Month Avg
Gross Trust Yield	25.09%	25.52%	27.10%	25.90%
Gross Charge-Off Rate	7.51%	7.18%	7.54%	7.41%
Trust excess spread percentage	13.91%	13.94%	15.52%	14.47%
Payment Rate	14.23%	14.40%	15.40%	14.67%

Delinquency Data
1-29 Days Delinquent	3.88%	3.31%	4.06%	3.75%
30-59 Days Delinquent	1.08%	1.12%	1.26%	1.15%
60-89 Days Delinquent	0.81%	0.85%	0.88%	0.85%
90-119 Days Delinquent	0.68%	0.67%	0.72%	0.69%
120-149 Days Delinquent	0.57%	0.61%	0.64%	0.61%
150-179 Days Delinquent	0.53%	0.52%	0.57%	0.54%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 17.3	$ 17.6	$ 18.3	$ 17.7

Item 9 Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for May 15, 2012 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: May 15, 2012	By: /s/ Vishal Gulati
Name: Vishal Gulati
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for May 15, 2012 Payment Date.